Description of Organization, Business Operations and Basis of Presentation - Additional Information (Details)			3 Months Ended			6 Months Ended
	Feb. 10, 2021 USD ($) $ / shares shares	Dec. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 18, 2020 USD ($)
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Proceeds received from initial public offering, gross		$ 275,000,000.0			$ 275,000,000
Exercise price of warrants or rights (in Dollars per share) | $ / shares			$ 11.50		$ 11.50	$ 11.50
Threshold minimum aggregate fair market value as percentage of assets held in trust account					80.00%
Threshold percentage of outstanding voting securities of target to be acquired by post transaction company to complete business combination					50.00%
Minimum net tangible assets upon consummation of business combination					$ 5,000,001
Threshold percentage of public shares subject to redemption without company’s prior written consent					15.00%
Percentage obligation to redeem public shares					100.00%
Working capital annual limit					$ 500,000
Maximum net interest to pay dissolution expenses					100,000
Cash Equivalents, at Carrying Value			$ 31,000		1,000,000.0	$ 31,000
Working Capital					1,600,000
Cash payment to related party					$ 25,000	$ 25,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Issuance of Class B common stock to Sponsor					$ 25,000
Change in value of Class A common stock subject to possible redemption			$ 15,464,430	$ 3,140,480	245,071,590
Working capital deficit			3,100,000			$ 3,100,000
Working Capital Loan			$ 0		$ 0	$ 0	$ 1,500,000
Business Combination Agreement
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Common stock, par value | $ / shares	$ 0.00001
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.00001
Earn Out Shares Of Common Stock | shares	22,500,000,000
Change in value of Class A common stock subject to possible redemption (in Shares) | shares	14,677,808,000
Change in value of Class A common stock subject to possible redemption	$ 146,778,080.00
Business Combination Agreement | Common Stock
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Additional shares converted | shares	32,434,987,000
Business Combination Agreement | Preferred Stock
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Additional shares converted | shares	87,496,938,000
Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Issuance Price Per Share | $ / shares		$ 11.50	$ 10.00			$ 10.00
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Change in value of Class A common stock subject to possible redemption (in Shares) | shares			1,546,443	314,048	24,507,159
Change in value of Class A common stock subject to possible redemption			$ 154	$ 32	$ 2,451
Class A Common Stock | Business Combination Agreement
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Conversion ratio	1.0379
Number of stock issued upon conversion | shares	124,475,258,000
Cash payments	$ 1,733,040.00
Class A Common Stock | Business Combination Agreement | PIPE Subscription Agreements
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Shares Issued price per share (in Dollars per share) | $ / shares	$ 10.00
Issuance of Class B common stock to Sponsor (in Shares) | shares	5,000,000,000
Issuance of Class B common stock to Sponsor	$ 50,000,000.0
Class A Common Stock | Business Combination Agreement | Backstop Subscription Agreement
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Shares Issued price per share (in Dollars per share) | $ / shares	$ 10.00
Issuance of Class B common stock to Sponsor (in Shares) | shares	8,000,000,000
Issuance of Class B common stock to Sponsor	$ 80,000,000.0
Class A Common Stock | Business Combination Agreement | Assignment Agreement
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Shares Issued price per share (in Dollars per share) | $ / shares	$ 10.00
Issuance of Class B common stock to Sponsor (in Shares) | shares	1,000,000,000
Issuance of Class B common stock to Sponsor	$ 10,000,000.0
Sponsor
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Loan proceeds from related party					$ 176,000	$ 176,000
IPO
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Units issued during period shares new issues (in Shares) | shares		27,500,000
Issuance Price Per Share | $ / shares		$ 10.00			$ 10.00
Shares Issued price per share (in Dollars per share) | $ / shares					$ 10.00
Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Units issued during period shares new issues (in Shares) | shares		2,500,000
Deferred Offering Costs		$ 15,700,000
Deferred underwriting commissions		9,600,000
Units issued during period values new issues		$ 275,000,000.0
Private Placement
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Issuance Price Per Share | $ / shares		$ 10.00
Number of warrants or rights (in Shares) | shares			5,166,667		5,166,667	5,166,667
Exercise price of warrants or rights (in Dollars per share) | $ / shares			$ 1.50		$ 1.50	$ 1.50
Issuance of common stock warrants					$ 7,800,000	$ 7,800,000
Units issued during period values new issues		$ 275,000,000.0
Private Placement | Class A Common Stock
Description Of Organization Business Operations And Basis Of Presentation Details [Line Items]
Shares Issued price per share (in Dollars per share) | $ / shares			$ 11.50		$ 11.50	$ 11.50